Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 29, 2024	Feb. 26, 2020
Related Party Transaction [Line Items]
Sales of investments		$ 0	$ 6,754
Promissory note, issued		35,063	$ 35,494
Convertible Notes
Related Party Transaction [Line Items]
Promissory note, issued		$ 35,100
Interest rate						5.00%
GECC
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)		12.40%
Number of shares held in subsidiary		1,438,079
GESP
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)					25.00%
Number of shares held in subsidiary		1,837,780
Investment amount in subsidiary					$ 6,000
PPH
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)			25.00%
Number of shares held in subsidiary		995,007
Investment amount in subsidiary			$ 3,000
SGP
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)				25.00%
Number of shares held in subsidiary		1,092,028
Investment amount in subsidiary				$ 3,300
Monomoy REIT | Promissory Note
Related Party Transaction [Line Items]
Amount drawn upon issuance of promissory note		$ 8,000
Interest rate	8.00%
Promissory note, frequency of periodic payment	payable semi-annually in arrears
Promissory note, maturity date	The Monomoy Note matures in January 2026
Related Interest Income		300
Monomoy REIT | Promissory Note | Maximum
Related Party Transaction [Line Items]
Promissory note, issued	$ 10,000
Receivables from Managed Funds | Shared Services Agreements
Related Party Transaction [Line Items]
Costs incurred under agreement		15	15
Receivables from Managed Funds | Shared Personnel and Reimbursement Agreement
Related Party Transaction [Line Items]
Costs incurred under agreement		1	30
Investment Management Expenses | Jason W. Reese | Shared Personnel and Reimbursement Agreement
Related Party Transaction [Line Items]
Costs incurred under agreement		500	600
Related Party Payable | Shared Services Agreements
Related Party Transaction [Line Items]
Costs incurred under agreement		200	$ 100
GECM
Related Party Transaction [Line Items]
Sales of investments		$ 22